UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments:

Putnam Low Volatility Equity Fund

The fund's portfolio
4/30/15 (Unaudited)

COMMON STOCKS (93.1%)(a)
		Shares	Value

Aerospace and defense (5.6%)

General Dynamics Corp.		5,571	$765,010

L-3 Communications Holdings, Inc.		1,977	227,177

Lockheed Martin Corp.		3,868	721,769

Raytheon Co.		5,380	559,520

Rockwell Collins, Inc.		2,971	289,167

TransDigm Group, Inc.		1,087	230,585

			2,793,228
Air freight and logistics (2.2%)

CH Robinson Worldwide, Inc.		3,319	213,710

Expeditors International of Washington, Inc.		1,177	53,942

United Parcel Service, Inc. Class B		8,459	850,383

			1,118,035
Auto components (0.3%)

Gentex Corp.		6,560	113,816

Lear Corp.		385	42,747

			156,563
Automobiles (0.5%)

Harley-Davidson, Inc.		4,727	265,705

			265,705
Banks (5.1%)

BB&T Corp.		12,709	486,628

Cullen/Frost Bankers, Inc.		1,148	83,735

PNC Financial Services Group, Inc.		7,308	670,363

Wells Fargo & Co.		23,698	1,305,760

			2,546,486
Beverages (0.6%)

Dr. Pepper Snapple Group, Inc.		4,044	301,602

			301,602
Capital markets (0.5%)

Northern Trust Corp.		3,233	236,494

			236,494
Chemicals (1.6%)

Airgas, Inc.		1,181	119,612

Axalta Coating Systems, Ltd.(NON)		1,284	39,393

International Flavors & Fragrances, Inc.		1,386	159,044

Sherwin-Williams Co. (The)		1,805	501,790

			819,839
Commercial services and supplies (0.9%)

Stericycle, Inc.(NON)		1,145	152,777

Waste Management, Inc.		5,448	269,839

			422,616
Communications equipment (2.2%)

Cisco Systems, Inc.		36,642	1,056,383

Motorola Solutions, Inc.		747	44,633

			1,101,016
Consumer finance (1.8%)

Capital One Financial Corp.		9,867	797,747

Synchrony Financial(NON)(S)		2,903	90,428

			888,175
Containers and packaging (0.9%)

Avery Dennison Corp.		2,080	115,627

Ball Corp.		2,988	219,349

Bemis Co., Inc.		2,258	101,610

			436,586
Diversified financial services (2.2%)

Berkshire Hathaway, Inc. Class B(NON)		7,667	1,082,657

NASDAQ OMX Group, Inc. (The)		633	30,783

			1,113,440
Diversified telecommunication services (1.5%)

Verizon Communications, Inc.		14,904	751,758

			751,758
Electric utilities (2.4%)

American Electric Power Co., Inc.		7,414	421,634

Pinnacle West Capital Corp.		2,471	151,225

Southern Co. (The)		14,735	652,761

			1,225,620
Energy equipment and services (0.9%)

National Oilwell Varco, Inc.		8,243	448,502

			448,502
Food and staples retail (2.2%)

Costco Wholesale Corp.		5,905	844,710

Wal-Mart Stores, Inc.		3,264	254,755

			1,099,465
Food products (0.6%)

Bunge, Ltd.		2,816	243,218

Pinnacle Foods, Inc.		1,178	47,768

			290,986
Health-care equipment and supplies (2.5%)

Abbott Laboratories		14,972	695,000

C.R. Bard, Inc.		1,456	242,540

Edwards Lifesciences Corp.(NON)		2,362	299,147

			1,236,687
Health-care providers and services (2.4%)

AmerisourceBergen Corp.		5,052	577,444

Cardinal Health, Inc.		2,364	199,380

DaVita HealthCare Partners, Inc.(NON)		3,760	304,936

Mednax, Inc.(NON)		1,803	127,616

			1,209,376
Hotels, restaurants, and leisure (2.0%)

Chipotle Mexican Grill, Inc.(NON)		101	62,755

McDonald's Corp.		9,516	918,770

			981,525
Household durables (0.2%)

Tupperware Brands Corp.		1,124	75,151

			75,151
Household products (1.8%)

Church & Dwight Co., Inc.		1,732	140,586

Clorox Co. (The)		1,493	158,407

Colgate-Palmolive Co.		8,987	604,645

			903,638
Industrial conglomerates (1.4%)

Danaher Corp.		8,529	698,355

			698,355
Insurance (2.8%)

Axis Capital Holdings, Ltd.		1,954	101,725

Chubb Corp. (The)		1,396	137,297

Everest Re Group, Ltd.		799	142,949

PartnerRe, Ltd.		1,000	128,000

RenaissanceRe Holdings, Ltd.		884	90,601

Travelers Cos., Inc. (The)		5,888	595,336

XL Group PLC		6,133	227,412

			1,423,320
Internet software and services (1.8%)

eBay, Inc.(NON)		15,653	911,944

			911,944
IT Services (6.6%)

Accenture PLC Class A		8,414	779,557

Automatic Data Processing, Inc.		6,053	511,721

Computer Sciences Corp.		3,189	205,531

Fidelity National Information Services, Inc.		2,863	178,909

Fiserv, Inc.(NON)		3,553	275,713

Paychex, Inc.		7,305	353,489

Vantiv, Inc. Class A(NON)		2,878	112,530

Visa, Inc. Class A		13,396	884,806

			3,302,256
Media (3.4%)

Discovery Communications, Inc. Class C(NON)		5,142	155,443

Interpublic Group of Cos., Inc. (The)		9,177	191,249

Madison Square Garden Co. (The) Class A(NON)		1,388	111,456

Omnicom Group, Inc.(S)		4,310	326,526

Scripps Networks Interactive Class A(S)		2,372	165,708

Walt Disney Co. (The)		7,115	773,543

			1,723,925
Metals and mining (0.7%)

Newmont Mining Corp.		10,069	266,728

Royal Gold, Inc.		1,551	100,086

			366,814
Multi-utilities (0.1%)

Alliant Energy Corp.		1,017	61,498

			61,498
Multiline retail (3.6%)

Dollar General Corp.		6,887	500,754

Dollar Tree, Inc.(NON)		4,623	353,243

Kohl's Corp.(S)		1,492	106,902

Target Corp.		10,557	832,208

			1,793,107
Oil, gas, and consumable fuels (6.2%)

Exxon Mobil Corp.		17,600	1,537,712

HollyFrontier Corp.		4,359	169,042

Kinder Morgan, Inc.		20,045	860,933

Spectra Energy Corp.		14,859	553,498

			3,121,185
Pharmaceuticals (8.6%)

Eli Lilly & Co.		11,780	846,629

Johnson & Johnson		13,051	1,294,659

Merck & Co., Inc.		17,600	1,048,256

Pfizer, Inc.		33,883	1,149,650

			4,339,194
Real estate investment trusts (REITs) (3.2%)

Alexandria Real Estate Equities, Inc.		1,105	102,080

American Campus Communities, Inc.		2,355	94,530

American Capital Agency Corp.		7,983	164,729

Brixmor Property Group, Inc.		1,219	28,586

HCP, Inc.		8,260	332,795

Health Care REIT, Inc.		3,990	287,360

Public Storage		1,637	307,609

Spirit Realty Capital, Inc.		8,871	100,154

Starwood Property Trust, Inc.		4,960	119,090

Taubman Centers, Inc.		1,199	86,340

			1,623,273
Semiconductors and semiconductor equipment (2.2%)

Analog Devices, Inc.		4,214	260,594

Broadcom Corp. Class A		11,898	525,951

Linear Technology Corp.		2,504	115,510

Maxim Integrated Products, Inc.		6,344	208,274

			1,110,329
Software (1.4%)

FactSet Research Systems, Inc.		724	113,950

Intuit, Inc.		5,071	508,773

Microsoft Corp.		1,704	82,883

			705,606
Specialty retail (1.0%)

AutoZone, Inc.(NON)		734	493,732

			493,732
Technology hardware, storage, and peripherals (4.0%)

Apple, Inc.		7,344	919,102

EMC Corp.		30,730	826,944

NetApp, Inc.		7,021	254,511

			2,000,557
Textiles, apparel, and luxury goods (1.2%)

NIKE, Inc. Class B		352	34,792

Ralph Lauren Corp.		1,291	172,232

VF Corp.		5,682	411,547

			618,571
Tobacco (3.1%)

Altria Group, Inc.		17,110	856,356

Philip Morris International, Inc.		3,701	308,922

Reynolds American, Inc.		5,341	391,495

			1,556,773
Water utilities (0.2%)

American Water Works Co., Inc.		2,163	117,927

			117,927
Wireless telecommunication services (0.7%)

SBA Communications Corp. Class A(NON)		2,889	334,604

			334,604

Total common stocks (cost $43,389,233)			$46,725,463

INVESTMENT COMPANIES (3.1%)(a)
		Shares	Value

SPDR S&P 500 ETF Trust		7,428	$1,548,887

Total investment companies (cost $1,564,052)			$1,548,887

PURCHASED OPTIONS OUTSTANDING (2.1%)(a)
	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Apr-16/$180.00	$38,407	$243,563

SPDR S&P 500 ETF Trust (Put)	Mar-16/183.00	37,903	241,802

SPDR S&P 500 ETF Trust (Put)	Feb-16/183.00	37,657	211,470

SPDR S&P 500 ETF Trust (Put)	Jan-16/170.00	37,532	111,679

SPDR S&P 500 ETF Trust (Put)	Dec-15/180.00	37,764	146,164

SPDR S&P 500 ETF Trust (Put)	Nov-15/180.00	37,816	119,713

Total purchased options outstanding (cost $1,518,621)			$1,074,391

SHORT-TERM INVESTMENTS (7.2%)(a)
		Shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)		621,975	$621,975

Putnam Short Term Investment Fund 0.07%(AFF)		1,981,800	1,981,800

SSgA Prime Money Market Fund Class N 0.03%(P)		1,031,000	1,031,000

Total short-term investments (cost $3,634,775)			$3,634,775

TOTAL INVESTMENTS

Total investments (cost $50,106,681)(b)			$52,983,516

WRITTEN OPTIONS OUTSTANDING at 4/30/15 (premiums $85,951) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	May-15/$217.50	$34,104	$2,276
SPDR S&P 500 ETF Trust (Call)	May-15/214.50	34,062	6,055
SPDR S&P 500 ETF Trust (Call)	May-15/215.50	33,967	586
SPDR S&P 500 ETF Trust (Call)	May-15/214.00	34,131	329
SPDR S&P 500 ETF Trust (Call)	May-15/213.50	90,943	91

Total			$9,337

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through April 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $50,175,756.
(b)	The aggregate identified cost on a tax basis is $50,142,584, resulting in gross unrealized appreciation and depreciation of $3,989,318 and $1,148,386, respectively, or net unrealized appreciation of $2,840,932.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$4,668,941	$4,668,941	$45	$—
	Putnam Short Term Investment Fund*	96,685	25,649,391	23,764,276	431	1,981,800
	Totals	$96,685	$30,318,332	$28,433,217	$476	$1,981,800
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $621,975, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $608,729.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $9,337 to cover certain derivative contracts.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $8,422 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$6,108,279	$—	$—
Consumer staples	4,152,464	—	—
Energy	3,569,687	—	—
Financials	7,831,188	—	—
Health care	6,785,257	—	—
Industrials	5,032,234	—	—
Information technology	9,131,708	—	—
Materials	1,623,239	—	—
Telecommunication services	1,086,362	—	—
Utilities	1,405,045	—	—
Total common stocks	46,725,463	—	—
Investment companies	$1,548,887	$—	$—
Purchased options outstanding	—	1,074,391	—
Short-term investments	3,012,800	621,975	—

Totals by level	$51,287,150	$1,696,366	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	—	(9,337)	—

Totals by level	$—	$(9,337)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$1,074,391	$9,337

Total	$1,074,391	$9,337

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$200,000
Written equity option contracts (contract amount)		$190,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Total

	Assets:
	Purchased options#	—	119,713	—	954,678	1,074,391

	Total Assets	$—	$119,713	$—	$954,678	$1,074,391

	Liabilities:
	Written options#	8,331	915	91	—	9,337

	Total Liabilities	$8,331	$915	$91	$—	$9,337

	Total Financial and Derivative Net Assets	$(8,331)	$118,798	$(91)	$954,678	$1,065,054
	Total collateral received (pledged)##†	$—	$118,798	$—	$880,000
	Net amount	$(8,331)	$—	$(91)	$74,678

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2015